Prepaid expenses (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepaid expenses
Related party	¥ 4,690	¥ 2,414
Non-related party	7,226	3,715
Others	¥ 11,916	¥ 6,129